Loans and other financial assets at amortized cost - Changes in allowances for credit losses on other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	₩ 486,850,601
Changes in allowance account for credit losses of other receivables [Abstract]
Ending balance	549,165,419	₩ 486,850,601
Loans and receivables, category [member]
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	386,173,471
Changes in allowance account for credit losses of other receivables [Abstract]
Ending balance	399,842,717	386,173,471
Loans and receivables, category [member] | Allowance for credit losses | Other receivables
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(213,014)	(156,280)	₩ (139,180)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Net reversal (provision) of loss allowance	(141,790)	(49,370)	(22,205)
Charge off	32,557	6,499	4,341
Disposal	1,343	2,542	2,597
Changes due to business combinations	1,372
Others	(18,131)	(16,405)	(1,833)
Ending balance	(337,663)	(213,014)	(156,280)
Loans and receivables, category [member] | Allowance for credit losses | Stage 1
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	1,323,126	1,242,267	672,636
Changes in allowance account for credit losses of other receivables [Abstract]
Disposal	47	1,465	284
Ending balance	1,291,764	1,323,126	1,242,267
Loans and receivables, category [member] | Allowance for credit losses | Stage 1 | Other receivables
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(20,934)	(9,019)	(4,178)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	(918)	(557)	(388)
Transfer to lifetime expected credit losses	232	372	223
Transfer to credit-impaired financial assets	328	1,202	50
Net reversal (provision) of loss allowance	(6,941)	(7,662)	(3,141)
Charge off	0	1,224	0
Disposal	0	0	0
Changes due to business combinations	1,220
Others	(242)	(6,494)	(1,585)
Ending balance	(27,255)	(20,934)	(9,019)
Loans and receivables, category [member] | Allowance for credit losses | Lifetime expected credit losses | Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	962,991	1,014,758	1,074,137
Changes in allowance account for credit losses of other receivables [Abstract]
Disposal	5,374	8,707	931
Ending balance	741,993	962,991	1,014,758
Loans and receivables, category [member] | Allowance for credit losses | Lifetime expected credit losses | Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	1,064,213	717,946	587,353
Changes in allowance account for credit losses of other receivables [Abstract]
Disposal	466,043	464,761	326,522
Ending balance	1,203,186	1,064,213	717,946
Loans and receivables, category [member] | Allowance for credit losses | Lifetime expected credit losses | Other receivables | Stage 2
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(22,020)	(17,062)	(9,133)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	745	493	285
Transfer to lifetime expected credit losses	(272)	(429)	(246)
Transfer to credit-impaired financial assets	1,877	5,355	266
Net reversal (provision) of loss allowance	6,090	(10,372)	(8,235)
Charge off	0	0	0
Disposal	0	4	0
Changes due to business combinations	(63)
Others	(13)	(9)	1
Ending balance	(13,656)	(22,020)	(17,062)
Loans and receivables, category [member] | Allowance for credit losses | Lifetime expected credit losses | Other receivables | Stage 3
Reconciliation of changes in allowance account for credit losses of other receivables [Line Items]
Beginning balance	(170,060)	(130,199)	(125,869)
Changes in allowance account for credit losses of other receivables [Abstract]
Transfer to 12-month expected credit losses	173	64	103
Transfer to lifetime expected credit losses	40	57	23
Transfer to credit-impaired financial assets	(2,205)	(6,557)	(316)
Net reversal (provision) of loss allowance	(140,939)	(31,336)	(10,829)
Charge off	32,557	5,275	4,341
Disposal	1,343	2,538	2,597
Changes due to business combinations	215
Others	(17,876)	(9,902)	(249)
Ending balance	₩ (296,752)	₩ (170,060)	₩ (130,199)